Consolidated statements of comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Profit (loss)	R$ 58,759	R$ 17,176	R$ 187,875
Other comprehensive income [abstract]
Exchange rate change on goodwill on investee abroad	4,425	(10,702)	(10,702)
Other comprehensive income, net of tax, exchange differences on translation of foreign operations	397,067	(108,189)	(108,189)
Other comprehensive income	401,492	(118,891)	(118,891)
Comprehensive income	460,251	(101,715)	68,984
Comprehensive income attributable to [abstract]
Comprehensive income, attributable to owners of parent	380,936	(181,368)	42,602
Comprehensive income, attributable to non-controlling interests	R$ 79,315	R$ 79,653	R$ 26,382